Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
Note 10 –STOCKHOLDERS’ EQUITY

Preferred Stock
The Company has 1,000,000 shares Preferred Stock authorized at a par value of $0.01 and there were 5,000 shares of Class B, Preferred Stock issued and outstanding as of September 30, 2013.  Under the terms of the Class B Certificate of Designation, the holder(s) of the Series B have the right, until June 30, 2018, to (A) elect the majority of the Company’s Board of Directors and (B) vote on all other matters to come before the holders of common stock (the “Common Shareholders”) with each vote per Series B Preferred Share equal to 1,000 shares of common stock.

After June 30, 2018, the Class B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Class B Preferred Share. The Class B Preferred Shares will not have any conversion rights and shall not be entitled to receive any dividends, distributions, or other economic or financial interest in the Company, and in the event of a liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Class B Preferred

Common Stock
The Company has 500,000,000 shares of Common Stock authorized at a par value of $0.10 as of September 30, 2013 and  June 30, 2013. There were 9,961,632 shares issued and outstanding as of September 30, 2013 and June 30, 2013. The Company has 509,000 and 338,368 shares to be issued as of September 30, 2013 and June 30, 2013, respectively. Each Common Stock holder will have one (1) vote.

Note 15 –STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has 10,000,000 shares Preferred Stock authorized at a par value of $0.01 and there were no shares issued and outstanding as of June 30, 2012 and 5,000 shares of Class B, Preferred Stock issued and outstanding as of June 30, 2013.

Under the terms of the Class B Certificate of Designation, the holder(s) of the Series B have the right, until June 30, 2018, to (A) elect the majority of the Company’s Board of Directors and (B) vote on all other matters to come before the holders of common stock (the “Common Shareholders”) with each vote per Series B Preferred Share equal to 1,000 shares of common stock.

After June 30, 2018, the Class B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Class B Preferred Share. The Class B Preferred Shares will not have any conversion rights and shall not be entitled to receive any dividends, distributions, or other economic or financial interest in the Company, and in the event of a liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Class B Preferred

Common Stock

The Company has 500,000,000 and 250,000,000 shares of Common Stock authorized at a par value of $0.10 as of June 30, 2013 and 2012, respectively. There were 9,961,632 and 5,300,000 shares issued and outstanding as of June 30, 2013 and 2012, respectively. The Company has 338,368 shares to be issued as of June 30, 2013, respectively. Each Common Stock holder will have one (1) vote. Each Common Stock holder will have one (1) vote.

Dividend Policy

The Company has not yet adopted a policy regarding the payment of dividends and no dividends have been declared.